CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] USD ($) shares	Treasury stock [Member] CNY (¥)	Treasury stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY (¥)	Accumulated other comprehensive loss [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)
Balance at Dec. 31, 2014	¥ 1,800,058		¥ 105		¥ (5)		¥ 2,074,125		¥ (18,651)		¥ (258,025)		¥ 2,509
Balance, shares at Dec. 31, 2014 | shares			134,836,300	134,836,300
Net loss	(79,279)		¥ 0		0		0		0		(78,304)		(975)
Other comprehensive loss	(27,923)		0		0		0		(27,923)		0		0
Contribution from non-controling interst	40,728		0		0		0		0		0		40,728
Share-based compensation	8,084		0		0		8,084		0		0		0
Dividends	(288,157)		0		0		(288,157)		0		0		0
Share repurchase	¥ (19,723)		¥ 0		(1)		(19,722)		0		0		0
Share repurchase, shares | shares	(614,033)	(614,033)	(1,842,099)	(1,842,099)
Balance at Dec. 31, 2015	¥ 1,433,788		¥ 105		(6)		1,774,330		(46,574)		(336,329)		42,262
Balance, shares at Dec. 31, 2015 | shares			132,994,201	132,994,201
Net loss	(265,084)		¥ 0		0		0		0		(261,867)		(3,217)
Other comprehensive loss	(41,394)		0		0		0		(41,394)		0		(3,523)
Share-based compensation	8,400		0		0		8,400		0		0		0
Share repurchase	¥ (30,402)		¥ 0		(2)		(30,400)		0		0		0
Share repurchase, shares | shares	(967,408)	(967,408)	(2,902,224)	(2,902,224)
Changes in ownership of MHM	¥ 129,985		¥ 0		0		99,915		0		0		30,070
Balance at Dec. 31, 2016	1,231,770		¥ 105		(8)		1,852,245		(87,968)		(598,196)		65,592
Balance, shares at Dec. 31, 2016 | shares			130,091,977	130,091,977
Net loss	(285,684)		¥ 0		0		0		0		(284,320)		(1,364)
Other comprehensive loss	40,550	$ 6,232	0		0		0		40,550		0		3,849
Contribution from non-controling interst	12,800		0		0		0		0		0		12,800
Share-based compensation	11,641		0		0		11,641		0		0		0
Disposal of subsidiaries	(8)		0		0		0		0				(8)
Balance at Dec. 31, 2017	1,014,918	$ 155,990	¥ 105	$ 16	(8)	$ (1)	1,860,763	$ 285,994	(47,418)	$ (7,288)	(879,393)	$ (135,160)	80,869	$ 12,429
Balance, shares at Dec. 31, 2017 | shares			130,091,977	130,091,977
Cumulative adjustments for changes in accounting principles (note 2)	¥ 0		¥ 0		¥ 0		¥ (3,123)		¥ 0		¥ 3,123		¥ 0